Financial Information as per operating segments (Details 13) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Distribution costs	$ (504,184,248)	$ (438,601,936)	$ (337,101,549)
Administrative expenses	(187,421,796)	(161,390,779)	(138,811,668)
Other expenses by function	(278,757,105)	(284,087,358)	(230,349,566)
Other expenses included in 'Other expenses by function'	2,439,598	1,902,692	1,472,538
Total MSD&A	$ (967,923,551)	$ (882,177,381)	$ (704,790,245)